UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008


                     USAA INTERMEDIATE-TERM BOND FUND



[LOGO OF USAA]
   USAA(R)

                             USAA INTERMEDIATE-TERM
                                      BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JULY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Distributions to Shareholders                                             14

   Report of Independent Registered Public Accounting Firm                   15

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         38

   Financial Statements                                                      42

   Notes to Financial Statements                                             45

EXPENSE EXAMPLE                                                              58

ADVISORY AGREEMENT                                                           60

TRUSTEES' AND OFFICERS' INFORMATION                                          66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        THE OLD ADAGE - THE BEST TIME TO BUY IS
[PHOTO OF CHRISTOPHER W. CLAUS]       WHEN IT FEELS LIKE THE WORST TIME - IS OLD
                                      FOR A REASON. THERE FREQUENTLY ARE BUYING
                                              OPPORTUNITIES IN DECLINES.

                                                          "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

 . . . C O N T I N U E D
========================--------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]                [PHOTO OF JULIANNE BASS]

   MATTHEW FREUND, CFA                      JULIANNE BASS, CFA
     USAA Investment Management Company       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Intermediate-Term Bond Fund provided a total return of -0.08% for the one-year period ended July 31, 2008. During the same period, the Lehman Brothers U.S. Aggregate Bond Index returned 6.15% and the Lipper Intermediate Investment Grade Funds Index returned 2.09%. At the same time, the Fund provided a one-year dividend yield of 5.70%, compared to 5.03% for the average Lipper Intermediate Investment Grade Debt Fund.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         As the period ended, the credit crunch reached its first anniversary. A year ago, the softening housing market and related subprime mortgage problems were generating concerns about the health of the global banking system. A broad-based flight to quality ensued. As mortgage-related losses grew (by some estimates, banks and brokerage firms have sustained losses of more than $493 billion), investors questioned the quality of all securities except those issued by well-known institutions with an established record of financial transparency. Traditional safe harbors no longer were trusted, and market liquidity declined. And while many hoped that the failure of Bear Stearns signaled a bottom, the market was surprised in July when questions surfaced about the capitalization of Freddie Mac and Fannie Mae. Every sector of the taxable bond market underperformed U.S. Treasuries during the period.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 9 AND 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         In an effort to stabilize the credit markets, the Federal Reserve Board (the Fed), in coordination with other central banks worldwide, created several new lending facilities to provide much-needed liquidity. The Fed also lowered overnight interest rates from 5.25% in September 2007 to 2.00% in April 2008. Congress passed several laws to stimulate the economy and stabilize the housing market.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We strive to generate an attractive yield with an acceptable level of price volatility. While your Fund paid an above-average dividend during the reporting period, our long-term strategy, which seeks to maximize income and historically has added value over the long term, produced subpar results over the reporting period.

         Many investors had been taking risks without adequate compensation, in our opinion. Your Fund, however, had no direct exposure to subprime mortgages and issues with new, untested structures. We focused instead on high-quality issues in the financials sector and on seasoned commercial mortgage-backed securities (CMBS). This strategy underperformed over the past year as mortgage-related losses affected traditional bonds and financial institutions significantly more than we expected. At the same time, the newer CMBS issues, which we had avoided, tainted our older CMBS holdings.

         As we have noted over the years, U.S. Treasury securities never have played a large part in the Fund. Over time, they tend to yield less and exhibit more interest-rate volatility than mortgage and corporate securities. However, they will tend to outperform in a panic-induced "flight to quality." We maintain our belief that the market has penalized our financial and CMBS holdings unjustly, and we expect them to outperform once the credit crisis moderates.

         As always, we remain committed to building a high-quality portfolio that is diversified among multiple asset classes. We do

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         not rely on credit agencies or bond insurers. Our research team carefully analyzes and continually monitors every bond in your Fund. We are selective about the corporate bonds we choose, and spread our purchases across a large number of names. By reducing the positions we take in any one issuer, we seek to limit our exposure to potential credit problems.

WHAT IS THE OUTLOOK?

         With apologies to Winston Churchill, we believe that the current market turmoil is not at its end, but perhaps it is at the end of the beginning. Banks and brokerage firms have raised more than $350 billion in additional capital and continue to remove troubled mortgages from their balance sheets. Well-capitalized financial institutions with the right to borrow from the Fed should endure.

         In our opinion, Fed governors are unlikely to raise interest rates until the markets begin to heal. Housing appears to be the key economic signpost. Once the housing market comes back into balance, the economy should renew its growth.

         Your portfolio management team remains committed to providing a high-quality, well-diversified bond fund with an acceptable level of risk.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND (Ticker Symbol: USIBX)

OBJECTIVE
--------------------------------------------------------------------------------

         High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally, at least 80% of the Fund's assets will be invested in a broad range of debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

--------------------------------------------------------------------------------
                                          7/31/08                     7/31/07
--------------------------------------------------------------------------------
Net Assets                             $966.3 Million             $702.9 Million
Net Asset Value Per Share                  $9.32                      $9.85

--------------------------------------------------------------------------------
                                          7/31/08                     7/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                    5.7 Years                   6.4 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD AS OF 7/31/08
--------------------------------------------------------------------------------

1 YEAR        5 YEARS        SINCE INCEPTION ON 8/02/99        30-DAY SEC YIELD*
-0.08%         3.23%                   4.97%                        6.32%

----------------------------------
          EXPENSE RATIO**
----------------------------------
Before Reimbursement         0.74%
After Reimbursement          0.65%

         *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         **THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
         (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.65%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2008

--------------------------------------------------------------------------------
                                  TOTAL RETURN = DIVIDEND RETURN + PRICE CHANGE
--------------------------------------------------------------------------------
SINCE INCEPTION ON 8/02/99           4.97%       =      5.67%      +      -0.70%
5 YEARS                              3.23%       =      4.92%      +      -1.69%
1 YEAR                              -0.08%       =      5.30%      +      -5.38%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 9-YEAR PERIOD ENDED JULY 31, 2008

      [CHART OF  TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                 TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
7/31/2000            5.56%               7.36%                   -1.80%
7/31/2001           13.92%               7.91%                    6.01%
7/31/2002            0.09%               6.33%                   -6.24%
7/31/2003            9.67%               5.67%                    4.00%
7/31/2004            4.55%               4.65%                   -0.10%
7/31/2005            4.60%               4.70%                   -0.10%
7/31/2006            1.62%               4.78%                   -3.16%
7/31/2007            5.46%               5.05%                    0.41%
7/31/2008           -0.08%               5.30%                   -5.38%

                              [END CHART]

         Note the role that dividend returns play in the Fund's total return over time. While share prices tend to vary, dividend returns generally are a relatively stable component of total returns.

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN
         DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                         LIPPER INTERMEDIATE INVESTMENT
                  USAA INTERMEDIATE-TERM BOND FUND          GRADE DEBT FUNDS AVERAGE
7/31/2000                       7.29                                  6.14
7/31/2001                       6.98                                  5.92
7/31/2002                       6.82                                  5.24
7/31/2003                       5.32                                  4.24
7/31/2004                       4.61                                  3.74
7/31/2005                       4.65                                  3.73
7/31/2006                       4.89                                  4.22
7/31/2007                       5.09                                  4.57
7/31/2008                       5.70                                  5.03

                              [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE ADJUSTED LATEST MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 7/31/00 TO 7/31/08.

         THE 12-MONTH DIVIDEND YIELD OF THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE 12-MONTH DIVIDEND YIELD BECAUSE OF THIS DIFFERENCE.

         THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS, AS REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS U.S.          LIPPER INTERMEDIATE INVESTMENT            USAA INTERMEDIATE
                    AGGREGATE BOND INDEX                 GRADE FUNDS INDEX                    TERM BOND FUND
 7/31/99                $10000.00                           $10000.00                           $10000.00
 8/31/99                  9994.91                             9989.34                            10009.94
 9/30/99                 10110.95                            10099.27                            10139.20
10/31/99                 10148.25                            10114.64                            10173.89
11/30/99                 10147.53                            10126.52                            10217.51
12/31/99                 10098.59                            10079.97                            10176.92
 1/31/00                 10065.53                            10044.13                            10146.73
 2/29/00                 10187.26                            10153.17                            10261.74
 3/31/00                 10321.46                            10278.50                            10387.82
 4/30/00                 10291.91                            10214.84                            10311.27
 5/31/00                 10287.18                            10196.30                            10222.28
 6/30/00                 10501.21                            10412.21                            10458.17
 7/31/00                 10596.53                            10501.09                            10556.34
 8/31/00                 10750.11                            10646.70                            10602.09
 9/30/00                 10817.70                            10717.23                            10742.29
10/31/00                 10889.28                            10755.01                            10691.89
11/30/00                 11067.33                            10926.16                            10856.73
12/31/00                 11272.63                            11146.90                            11094.30
 1/31/01                 11456.98                            11342.75                            11352.94
 2/28/01                 11556.79                            11451.76                            11497.47
 3/31/01                 11614.80                            11496.27                            11594.71
 4/30/01                 11566.60                            11434.43                            11550.60
 5/31/01                 11636.36                            11504.85                            11628.19
 6/30/01                 11680.33                            11547.16                            11692.79
 7/31/01                 11941.47                            11827.28                            12026.24
 8/31/01                 12078.22                            11957.52                            12162.73
 9/30/01                 12218.96                            12049.56                            12291.65
10/31/01                 12474.65                            12295.18                            12443.35
11/30/01                 12302.66                            12140.79                            12165.01
12/31/01                 12224.54                            12062.75                            12025.50
 1/31/02                 12323.49                            12149.80                            12075.59
 2/28/02                 12442.92                            12267.23                            12102.75
 3/31/02                 12235.92                            12054.36                            11995.26
 4/30/02                 12473.20                            12271.81                            12111.30
 5/31/02                 12579.18                            12372.54                            12200.42
 6/30/02                 12687.95                            12364.56                            12187.02
 7/31/02                 12841.05                            12413.66                            12037.16
 8/31/02                 13057.86                            12652.89                            12345.15
 9/30/02                 13269.34                            12790.95                            12576.84
10/31/02                 13208.90                            12741.90                            12337.37
11/30/02                 13205.38                            12802.47                            12372.67
12/31/02                 13478.15                            13063.00                            12718.50
 1/31/03                 13489.66                            13103.84                            12763.39
 2/28/03                 13676.31                            13290.70                            12985.42
 3/31/03                 13665.77                            13292.01                            12999.81
 4/30/03                 13778.54                            13447.37                            13208.59
 5/31/03                 14035.44                            13698.16                            13574.76
 6/30/03                 14007.58                            13694.84                            13589.16
 7/31/03                 13536.65                            13233.07                            13201.68
 8/31/03                 13626.53                            13333.75                            13241.93
 9/30/03                 13987.23                            13692.26                            13618.67
10/31/03                 13856.78                            13595.61                            13529.91
11/30/03                 13889.97                            13631.51                            13551.45
12/31/03                 14031.32                            13770.16                            13683.62
 1/31/04                 14144.20                            13879.65                            13786.90
 2/29/04                 14297.30                            14014.47                            13917.88
 3/31/04                 14404.37                            14115.43                            14009.37
 4/30/04                 14029.62                            13776.27                            13729.03
 5/31/04                 13973.42                            13708.71                            13642.44
 6/30/04                 14052.39                            13772.60                            13693.94
 7/31/04                 14191.68                            13901.87                            13803.45
 8/31/04                 14462.39                            14152.22                            14030.64
 9/30/04                 14501.63                            14189.25                            14083.78
10/31/04                 14623.24                            14301.08                            14191.23
11/30/04                 14506.60                            14211.69                            14081.76
12/31/04                 14640.08                            14359.51                            14223.13
 1/31/05                 14732.01                            14437.07                            14288.45
 2/28/05                 14645.04                            14375.86                            14231.61
 3/31/05                 14569.83                            14290.78                            14159.65
 4/30/05                 14767.01                            14466.62                            14345.84
 5/31/05                 14926.78                            14618.52                            14468.72
 6/30/05                 15008.17                            14704.26                            14566.47
 7/31/05                 14871.54                            14589.41                            14437.14
 8/31/05                 15062.19                            14771.98                            14621.07
 9/30/05                 14907.03                            14622.16                            14494.29
10/31/05                 14789.06                            14501.74                            14402.57
11/30/05                 14854.46                            14554.83                            14473.93
12/31/05                 14995.69                            14687.33                            14606.51
 1/31/06                 14996.54                            14706.02                            14587.02
 2/28/06                 15046.32                            14749.41                            14631.10
 3/31/06                 14898.67                            14606.85                            14533.77
 4/30/06                 14871.66                            14586.58                            14488.61
 5/31/06                 14855.80                            14570.71                            14490.65
 6/30/06                 14887.29                            14586.30                            14510.21
 7/31/06                 15088.59                            14788.67                            14685.74
 8/31/06                 15319.57                            15010.98                            14910.89
 9/30/06                 15454.14                            15136.61                            15079.49
10/31/06                 15556.37                            15238.85                            15183.69
11/30/06                 15736.84                            15415.34                            15368.41
12/31/06                 15645.52                            15343.15                            15292.30
 1/31/07                 15639.10                            15327.56                            15305.29
 2/28/07                 15880.25                            15575.74                            15554.15
 3/31/07                 15880.74                            15570.37                            15543.56
 4/30/07                 15966.37                            15648.73                            15638.04
 5/31/07                 15845.37                            15516.01                            15501.58
 6/30/07                 15798.49                            15452.77                            15465.78
 7/31/07                 15930.28                            15537.99                            15486.98
 8/31/07                 16125.52                            15678.18                            15607.29
 9/30/07                 16247.86                            15846.03                            15716.98
10/31/07                 16393.81                            15950.00                            15815.17
11/30/07                 16688.62                            16156.29                            15905.37
12/31/07                 16735.50                            16175.87                            15879.11
 1/31/08                 17016.62                            16445.73                            15948.78
 2/29/08                 17040.24                            16363.49                            15829.79
 3/31/08                 17098.38                            16194.08                            15735.28
 4/30/08                 17062.65                            16278.55                            15708.62
 5/31/08                 16937.53                            16150.97                            15752.88
 6/30/08                 16923.84                            16016.77                            15629.75
 7/31/08                 16910.04                            15863.06                            15474.39

                              [END CHART]

         *DATA FROM 7/31/99 THROUGH 7/31/08.

         *THE PERFORMANCE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE FUNDS INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage- backed securities that have remaining maturities of more than one year.

         o The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                    7/31/2008

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                              36%
AA                                                               12%
A                                                                17%
BBB                                                              25%
Below Investment-Grade                                            6%
Securities With Short-Term
   Investment-Grade Ratings                                       4%

                                   [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    PORTFOLIO MIX
                      7/31/2008

           [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                          38.7%

Commercial Mortgage Securities                 21.9%

Asset-Backed Securities                        11.8%

Eurodollar and Yankee Obligations               7.7%

U.S. Government Agency Issues 7.0%

Municipal Bonds                                 4.4%

Money Market Instruments                        3.9%

U.S. Treasury Securities                        3.2%

Preferred Securities                            1.8%

                    [END CHART]

         PERCENTAGES  ARE OF THE NET  ASSETS OF THE FUND AND MAY NOT EQUAL  100%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-37.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERMEDIATE-TERM BOND FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         For the fiscal year ended July 31, 2008,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $41,942,000 as qualifying interest income.

         1.21% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

         For the fiscal year ended July 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA INTERMEDIATE-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Intermediate-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Bond Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2008

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (38.7%)

               CONSUMER DISCRETIONARY (2.6%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
  $ 2,000      Kellwood Co.                                           7.88%              7/15/2009              $  1,950
                                                                                                                --------
               BROADCASTING & CABLE TV (1.3%)
    1,000      Charter Communications Operating, LLC(a)               8.00               4/30/2012                   958
      995      Charter Communications Operating, LLC                  4.67               3/06/2014                   876
    2,000      Clear Channel Communications, Inc.                     4.25               5/15/2009                 1,935
    1,000      Comcast Corp.                                          6.50               1/15/2017                 1,009
    1,000      Cox Communications, Inc.                               3.88              10/01/2008                   999
    1,000      Cox Enterprises, Inc.(a)                               7.38               6/15/2009                 1,014
    2,000      CSC Holdings, Inc.                                     8.13               7/15/2009                 2,025
    2,000      Liberty Media Corp.                                    7.88               7/15/2009                 2,030
    2,000      Liberty Media Corp.                                    5.70               5/15/2013                 1,810
                                                                                                                --------
                                                                                                                  12,656
                                                                                                                --------
               CASINOS & GAMING (0.1%)
    1,000      Harrah's Operating Co., Inc.                           5.63               6/01/2015                   460
    1,000      Seminole Tribe of Florida(a)                           7.80              10/01/2020                   967
                                                                                                                --------
                                                                                                                   1,427
                                                                                                                --------
               GENERAL MERCHANDISE STORES (0.1%)
    1,000      Target Corp.                                           5.13               1/15/2013                 1,013
                                                                                                                --------
               HOME FURNISHINGS (0.1%)
    1,000      Mohawk Industries, Inc.                                5.75               1/15/2011                   969
                                                                                                                --------
               HOMEBUILDING (0.2%)
    2,000      Centex Corp.                                           4.55              11/01/2010                 1,775
                                                                                                                --------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,000      Royal Caribbean Cruises Ltd.                           7.25               6/15/2016                 1,710
                                                                                                                --------
               HOUSEHOLD APPLIANCES (0.3%)
    2,000      Stanley Works Capital Trust I                          5.90              12/01/2045                 1,585
    1,000      Whirlpool Corp.                                        7.75               7/15/2016                 1,069
                                                                                                                --------
                                                                                                                   2,654
                                                                                                                --------
               HOUSEWARES & SPECIALTIES (0.1%)
    1,000      Newell Rubbermaid, Inc.                                4.63              12/15/2009                 1,001
                                                                                                                --------
               Total Consumer Discretionary                                                                       25,155
                                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (0.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
  $ 2,000      Cargill, Inc.(a)                                       6.00%             11/27/2017              $  1,971
                                                                                                                --------
               FOOD RETAIL (0.4%)
    1,713      Ahold Lease USA, Inc.                                  7.82               1/02/2020                 1,854
    2,000      Kroger Co.                                             5.50               2/01/2013                 2,004
                                                                                                                --------
                                                                                                                   3,858
                                                                                                                --------
               SOFT DRINKS (0.1%)
    1,000      Bottling Group, LLC                                    5.50               4/01/2016                 1,012
                                                                                                                --------
               TOBACCO (0.1%)
    1,000      Universal Corp.                                        5.00               9/01/2011                   988
                                                                                                                --------
               Total Consumer Staples                                                                              7,829
                                                                                                                --------
               ENERGY (3.7%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
    1,000      Polar Tankers, Inc.(a)                                 5.95               5/10/2037                   955
                                                                                                                --------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,000      Seacor Holdings, Inc.                                  5.88              10/01/2012                 1,903
                                                                                                                --------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    1,000      Cimarex Energy Co.                                     7.13               5/01/2017                   990
    2,000      Southwestern Energy Co.                                7.63               5/01/2027                 2,059
    1,000      XTO Energy, Inc.                                       4.63               6/15/2013                   953
    1,000      XTO Energy, Inc.                                       5.65               4/01/2016                   971
                                                                                                                --------
                                                                                                                   4,973
                                                                                                                --------
               OIL & GAS REFINING & MARKETING (0.2%)
    2,000      Premcor Refining Group, Inc.                           7.50               6/15/2015                 2,067
                                                                                                                --------
               OIL & GAS STORAGE & TRANSPORTATION (2.7%)
      250      Buckeye Partners, LP                                   5.13               7/01/2017                   230
    2,000      El Paso Energy Corp.(a)                                5.90               4/01/2017                 1,934
    1,000      Enterprise Products Operations, LP                     5.65               4/01/2013                   999
    1,000      Enterprise Products Operations, LP                     8.38               8/01/2066                   978
    2,000      Kaneb Pipe Line Operating Partnership, LP              5.88               6/01/2013                 1,935
    1,000      Kinder Morgan Finance Co.                              5.70               1/05/2016                   926

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Kinder Morgan, Inc.                                    6.50%              9/01/2012              $  1,990
    1,000      NGPL PipeCo, LLC                                       6.51              12/15/2012                 1,010
    2,000      NGPL PipeCo, LLC                                       7.12              12/15/2017                 2,022
    1,000      Pacific Energy Partners, LP                            7.13               6/15/2014                 1,007
    2,000      Rockies Express Pipeline, LLC(a)                       6.25               7/15/2013                 2,035
    2,000      Sabine Pass LNG, LP                                    7.25              11/30/2013                 1,740
    3,000      TEPPCO Partners, LP                                    7.00               6/01/2067                 2,601
    4,000      Tortoise Energy Infrastructure Corp.(b)                7.00               7/15/2044                 4,000
      500      Transcontinental Gas Pipeline Corp.                    8.88               7/15/2012                   550
    1,000      Valero Logistics Operations, LP                        6.05               3/15/2013                   980
      500      Williams Partners Finance Corp.                        7.50               6/15/2011                   520
      250      Williams Partners Finance Corp.                        7.25               2/01/2017                   250
                                                                                                                --------
                                                                                                                  25,707
                                                                                                                --------
               Total Energy                                                                                       35,605
                                                                                                                --------

               FINANCIALS (19.8%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    2,000      American Capital Strategies Ltd.                       6.85               8/01/2012                 1,819
    2,000      Mellon Bank, N.A.                                      5.45               4/01/2016                 1,952
                                                                                                                --------
                                                                                                                   3,771
                                                                                                                --------
               CONSUMER FINANCE (1.2%)
    3,000      American Express Co.                                   6.80               9/01/2066                 2,689
    2,000      American Express Credit Corp.                          5.88               5/02/2013                 1,966
    1,000      ERAC USA Finance Co.(a)                                6.20              11/01/2016                   857
    2,000      Ford Motor Credit Co., LLC                             7.00              10/01/2013                 1,434
    2,000      General Motors Acceptance Corp.                        6.88               8/28/2012                 1,256
    3,000      SLM Corp.                                              3.00(c)            1/26/2009                 2,968
    1,000      SLM Corp.                                              5.31(c)            6/01/2009                   942
                                                                                                                --------
                                                                                                                  12,112
                                                                                                                --------
               DIVERSIFIED BANKS (1.8%)
    3,000      BayernLB Capital Trust I                               6.20                       -(d)              2,074
    1,000      Comerica Bank                                          5.20               8/22/2017                   743
    1,000      Compass Bank                                           8.10               8/15/2009                 1,014
    1,000      Emigrant Bancorp, Inc.(a)                              6.25               6/15/2014                 1,078
    2,000      First Tennessee Bank, N.A.                             4.63               5/15/2013                 1,561
    2,000      First Union National Bank, FL                          6.18               2/15/2036                 1,818
    3,000      First Union National Bank, NC(e)                       6.18               2/15/2036                 2,726
    1,000      Huntington National Bank                               4.38               1/15/2010                   952
    2,000      Key Bank, N.A.                                         5.45               3/03/2016                 1,494

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      National City Bank                                     4.50%              3/15/2010              $  1,665
    2,000      Wachovia Bank, N.A.                                    6.60               1/15/2038                 1,576
    1,000      Washington Mutual Bank, F.A.                           5.13               1/15/2015                   651
                                                                                                                --------
                                                                                                                  17,352
                                                                                                                --------
               INVESTMENT BANKING & BROKERAGE (0.2%)
    2,000      Merrill Lynch & Co., Inc.                              6.05               8/15/2012                 1,908
                                                                                                                --------
               LIFE & HEALTH INSURANCE (2.0%)
    2,000      Blue Cross Blue Shield FL, Inc.                        8.25              11/15/2011                 2,128
    2,000      Great-West Life & Annuity Insurance Co.(a)             7.15               5/16/2046                 1,654
    3,000      Jackson National Life Global Funding(a)                5.38               5/08/2013                 2,983
    4,000      Lincoln National Corp.                                 7.00               5/17/2066                 3,517
    1,000      MetLife Global Funding I(a)                            5.13               4/10/2013                   987
    1,000      Monumental Global Funding II(a)                        4.38               7/30/2009                   992
    3,000      North Front, Pass-Through Trust(a),(e)                 5.81              12/15/2024                 2,750
    2,000      Prudential Financial, Inc.                             6.00              12/01/2017                 1,911
    3,000      StanCorp Financial Group, Inc.                         6.90               5/29/2067                 2,508
                                                                                                                --------
                                                                                                                  19,430
                                                                                                                --------
               MULTI-LINE INSURANCE (1.8%)
    2,000      American General Finance Corp.                         4.88               7/15/2012                 1,703
    2,000      American International Group, Inc.(a)                  8.18               5/15/2058                 1,796
    3,000      Farmers Exchange Capital(a)                            7.05               7/15/2028                 2,473
    2,000      Genworth Financial, Inc.                               6.15              11/15/2066                 1,507
    2,000      Genworth Global Funding Trust                          5.20              10/08/2010                 2,004
    4,000      Glen Meadow(a)                                         6.51               2/12/2067                 3,462
    2,000      ILFC E-Capital Trust II(a)                             6.25              12/21/2065                 1,641
    2,000      Oil Casualty Insurance Ltd.(a)                         8.00               9/15/2034                 1,785
    1,000      Oil Insurance Ltd.(a)                                  7.56                       -(d)                851
                                                                                                                --------
                                                                                                                  17,222
                                                                                                                --------
               MULTI-SECTOR HOLDINGS (0.2%)
    1,000      Leucadia National Corp.                                7.00               8/15/2013                   968
    1,000      Leucadia National Corp.                                7.13               3/15/2017                   941
                                                                                                                --------
                                                                                                                   1,909
                                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
    3,000      AgFirst Farm Credit Bank                               6.59                       -(d)              2,194
    2,000      Bank of America Corp.                                  5.75              12/01/2017                 1,880
    1,000      Bank of America Corp.                                  8.00                       -(d)                924
    1,000      Bank of America Corp.                                  8.13                       -(d)                931
    5,000      General Electric Capital Corp.(e)                      5.25              10/19/2012                 5,030

20

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Northgroup Preferred Capital Corp.(a)                  6.38%                      -(d)           $  1,387
    2,000      Travelers Life & Annuity(a)                            5.13               8/15/2014                 1,869
                                                                                                                --------
                                                                                                                  14,215
                                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (3.6%)
    1,000      21st Century Insurance Group                           5.90              12/15/2013                   999
    2,500      Allstate Corp.                                         6.13               5/15/2037                 2,251
    1,535      Assured Guaranty U.S. Holdings, Inc.                   7.00               6/01/2034                 1,228
    2,425      Assured Guaranty U.S. Holdings, Inc.                   6.40              12/15/2066                 1,447
    4,000      Berkshire Hathaway Finance Corp.(e)                    4.85               1/15/2015                 3,928
    2,500      Chubb Corp.                                            6.38               3/29/2067                 2,284
    1,000      Fidelity National Title Group, Inc.                    5.25               3/15/2013                   965
    2,000      First American Capital Trust I                         8.50               4/15/2012                 1,897
    2,275      Fund American Companies, Inc.                          5.88               5/15/2013                 2,116
    1,000      Infinity Property & Casualty Corp.                     5.50               2/18/2014                   975
    3,000      Liberty Mutual Group, Inc.(a)                          7.00               3/15/2037                 2,442
    1,000      Markel Corp.                                           6.80               2/15/2013                 1,031
    2,000      MBIA Insurance Co.(a)                                 14.00               1/15/2033                 1,101
    2,000      Ohio Casualty Corp.                                    7.30               6/15/2014                 2,017
    4,000      Progressive Corp.                                      6.70               6/15/2037                 3,401
    2,000      RLI Corp.                                              5.95               1/15/2014                 1,943
    3,000      Security Capital Assurance Ltd.*                       6.88                       -(d)                180
    2,000      Travelers Companies, Inc.                              6.25               3/15/2037                 1,690
    4,000      XL Capital Ltd.                                        6.50                       -(d)              2,604
                                                                                                                --------
                                                                                                                  34,499
                                                                                                                --------
               REGIONAL BANKS (3.4%)
    3,000      Bank of Oklahoma                                       5.75               5/15/2017                 2,865
    2,500      CBG Florida REIT Corp.(a)                              7.11                       -(d)                714
    2,000      Chittenden Corp.                                       5.80               2/14/2017                 1,971
    1,000      City National Corp.                                    5.13               2/15/2013                   881
    1,000      Colonial Bank, N.A.                                    6.38              12/01/2015                   738
    2,000      Cullen/Frost Bankers, Inc.                             5.75               2/15/2017                 2,011
    3,000      Fifth Third Capital Trust IV                           6.50               4/15/2037                 1,660
    1,000      First Republic Bank Corp.                              7.75               9/15/2012                 1,023
    2,000      Fulton Capital Trust I                                 6.29               2/01/2036                 1,180
    2,500      Huntington Capital III                                 6.65               5/15/2037                 1,331
    2,000      Imperial Bank                                          8.50               4/01/2009                 2,050
    1,500      National City Preferred Capital Trust I               12.00                       -(d)                885
    1,000      Popular North America Capital Trust I                  6.56               9/15/2034                   649
    3,000      Regions Financing Trust II                             6.63               5/15/2047                 1,658
    1,000      SunTrust Banks, Inc.                                   6.00               9/11/2017                   946

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Susquehanna Bancshares, Inc.                           4.75%              5/01/2014              $  1,998
    2,000      TCF Financial Bank                                     5.00               6/15/2014                 2,007
    2,000      TCF National Bank                                      5.50               2/01/2016                 2,039
    2,000      U.S. AgBank, FCB(a)                                    6.11                       -(d)              1,203
    2,000      Webster Capital Trust IV                               7.65               6/15/2037                 1,312
    2,000      Whitney National Bank                                  5.88               4/01/2017                 1,861
    1,000      Wilmington Trust Corp.                                 8.50               4/02/2018                 1,046
    1,000      Zions Bancorp                                          6.00               9/15/2015                   698
    1,000      Zions Bancorp                                          5.50              11/16/2015                   651
                                                                                                                --------
                                                                                                                  33,377
                                                                                                                --------
               REITs - DIVERSIFIED (0.3%)
    1,000      Liberty Property, LP                                   5.13               3/02/2015                   886
    1,000      Liberty Property, LP                                   6.63              10/01/2017                   932
    1,000      Washington REIT                                        5.35               5/01/2015                   912
                                                                                                                --------
                                                                                                                   2,730
                                                                                                                --------
               REITs - INDUSTRIAL (0.3%)
    1,000      AMB Property, LP                                       6.30               6/01/2013                   998
    1,000      ProLogis Trust                                         5.50               4/01/2012                   980
    1,000      ProLogis Trust                                         5.75               4/01/2016                   937
                                                                                                                --------
                                                                                                                   2,915
                                                                                                                --------
               REITs - OFFICE (0.6%)
    2,000      Brandywine Operating Partnership, LP                   4.50              11/01/2009                 1,934
    1,000      Duke Realty, LP                                        5.50               3/01/2016                   899
    1,000      Duke Realty, LP                                        5.95               2/15/2017                   911
    1,000      Duke Realty, LP                                        6.50               1/15/2018                   923
    1,000      HRPT Properties Trust                                  6.65               1/15/2018                   890
                                                                                                                --------
                                                                                                                   5,557
                                                                                                                --------
               REITs - RESIDENTIAL (0.4%)
    1,000      ERP Operating, LP                                      6.63               3/15/2012                 1,008
    1,000      Post Apartment Homes, LP                               5.45               6/01/2012                   943
    2,000      UDR, Inc.                                              5.13               1/15/2014                 1,851
                                                                                                                --------
                                                                                                                   3,802
                                                                                                                --------
               REITs - RETAIL (1.4%)
    1,000      Federal Realty Investment Trust                        6.20               1/15/2017                   924
    1,000      National Retail Properties, Inc.                       6.88              10/15/2017                   944
    1,000      Pan Pacific Retail Properties, Inc.                    7.95               4/15/2011                 1,055
    1,000      Pan Pacific Retail Properties, Inc.                    5.25               9/01/2015                   904
    2,000      Realty Income Corp.                                    6.75               8/15/2019                 1,825
    2,000      Rouse Co.                                              7.20               9/15/2012                 1,744

22

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Rouse Co.                                              5.38%             11/26/2013              $  1,548
    1,000      Rouse Co. LP(a)                                        6.75               5/01/2013                   846
    1,000      Simon Property Group, LP                               5.30               5/30/2013                   953
    1,000      Simon Property Group, LP                               6.10               5/01/2016                   966
    2,000      Weingarten Realty Investors                            4.86               1/15/2014                 1,821
                                                                                                                --------
                                                                                                                  13,530
                                                                                                                --------
               REITs - SPECIALIZED (0.2%)
    1,000      Hospitality Properties Trust                           5.13               2/15/2015                   808
    1,000      Ventas Realty, LP                                      9.00               5/01/2012                 1,059
                                                                                                                --------
                                                                                                                   1,867
                                                                                                                --------
               SPECIALIZED FINANCE (0.2%)
    3,000      Financial Security Assurance Holdings Ltd.(a)          6.40              12/15/2066                 1,743
                                                                                                                --------
               THRIFTS & MORTGAGE FINANCE (0.3%)
    1,000      Independence Community Bank Corp.                      3.75               4/01/2014                   726
    2,000      Sovereign Bank                                         4.38               8/01/2013                 1,538
    2,000      Washington Mutual Preferred Funding Trust I(a)         6.53                       -(d)                601
                                                                                                                --------
                                                                                                                   2,865
                                                                                                                --------
               Total Financials                                                                                  190,804
                                                                                                                --------

               HEALTH CARE (0.5%)
               ------------------
               HEALTH CARE EQUIPMENT (0.1%)
    1,000      Hospira, Inc.                                          6.05               3/30/2017                   967
                                                                                                                --------
               HEALTH CARE SERVICES (0.1%)
    1,000      Laboratory Corp. of America                            5.63              12/15/2015                   943
                                                                                                                --------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
      500      Fisher Scientific International, Inc.                  6.75               8/15/2014                   505
                                                                                                                --------
               MANAGED HEALTH CARE (0.2%)
    2,000      Highmark, Inc.(a)                                      6.80               8/15/2013                 2,196
                                                                                                                --------
               Total Health Care                                                                                   4,611
                                                                                                                --------
               INDUSTRIALS (1.8%)
               ------------------
               AIRLINES (0.6%)
      212      America West Airlines, Inc.                            6.85               7/02/2009                   202
      330      America West Airlines, Inc.                            6.87               1/02/2017                   291

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 1,855      America West Airlines, Inc. (INS)                      7.93%              1/02/2019              $  1,673
    1,067      American Airlines, Inc. (INS)                          3.86               7/09/2010                   969
    1,000      American Airlines, Inc.                                6.82               5/23/2011                   765
    1,499      Continental Airlines, Inc.                             6.55               2/02/2019                 1,327
    1,174      Continental Airlines, Inc. (INS)                       6.24               3/15/2020                   954
                                                                                                                --------
                                                                                                                   6,181
                                                                                                                --------
               BUILDING PRODUCTS (0.2%)
    1,000      USG Corp.                                              6.30              11/15/2016                   800
    1,000      USG Corp.                                              7.75               1/15/2018                   870
                                                                                                                --------
                                                                                                                   1,670
                                                                                                                --------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
    2,400      Corrections Corp. of America                           7.50               5/01/2011                 2,436
                                                                                                                --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    2,000      Allied Waste North America, Inc.                       5.75               2/15/2011                 1,985
                                                                                                                --------
               INDUSTRIAL MACHINERY (0.1%)
    1,000      Pall Corp.(a)                                          6.00               8/01/2012                 1,054
                                                                                                                --------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    2,000      Gulf South Pipeline Co., LP                            5.75               8/15/2012                 1,995
                                                                                                                --------
               RAILROADS (0.2%)
    2,000      Norfolk Southern Corp.                                 7.70               5/15/2017                 2,214
                                                                                                                --------
               Total Industrials                                                                                  17,535
                                                                                                                --------
               INFORMATION TECHNOLOGY (0.6%)
               -----------------------------
               COMPUTER HARDWARE (0.1%)
    1,000      Hewlett Packard Co.                                    4.50               3/01/2013                   992
                                                                                                                --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    1,000      Computer Sciences Corp.(a)                             5.50               3/15/2013                   992
    2,000      Fiserv, Inc.                                           6.13              11/20/2012                 2,002
    2,000      SunGard Data Systems, Inc.                             3.75               1/15/2009                 1,982
                                                                                                                --------
                                                                                                                   4,976
                                                                                                                --------
               Total Information Technology                                                                        5,968
                                                                                                                --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
               MATERIALS (0.4%)
               ----------------
               DIVERSIFIED CHEMICALS (0.1%)
  $ 1,000      E.I. du Pont de Nemours and Co.                        6.00%              7/15/2018              $  1,014
                                                                                                                --------
               METAL & GLASS CONTAINERS (0.1%)
    1,000      Owens Brockway Glass Container, Inc.                   6.75              12/01/2014                   987
                                                                                                                --------
               PAPER PRODUCTS (0.2%)
    2,000      International Paper Co.                                7.40               6/15/2014                 2,000
                                                                                                                --------
               Total Materials                                                                                     4,001
                                                                                                                --------
               MUNICIPAL BONDS (0.1%)
               ----------------------
               MISCELLANEOUS (0.1%)
      896      Keenan Development Association
                  of Tennessee, LLC (INS)                             5.02               7/15/2028                   831
                                                                                                                --------
               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    1,708      Citizens Communications Co.                            6.25               1/15/2013                 1,631
    3,000      Qwest Communications International, Inc.               7.25               2/15/2011                 2,888
    1,000      Verizon Communications, Inc.                           5.25               4/15/2013                 1,002
                                                                                                                --------
                                                                                                                   5,521
                                                                                                                --------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,510      US Unwired, Inc.                                      10.00               6/15/2012                 2,535
                                                                                                                --------
               Total Telecommunication Services                                                                    8,056
                                                                                                                --------

               UTILITIES (7.6%)
               ----------------
               ELECTRIC UTILITIES (4.5%)
    1,000      Ameren UE                                              5.10              10/01/2019                   885
    1,000      Baltimore Gas and Electric Co.                         5.90              10/01/2016                   962
    1,000      Bruce Mansfield Unit 1 & 2 2007 Pass
                  Through Trust                                       6.85               6/01/2034                 1,005
    1,045      Carolina Power & Light Co.                             6.13               9/15/2033                 1,014
    2,098      Cedar Brakes II, LLC(a)                                9.88               9/01/2013                 2,300
    2,000      Commonwealth Edison Co.                                5.80               3/15/2018                 1,949
    2,550      Entergy Gulf States, Inc.                              5.70               6/01/2015                 2,446
    1,000      Entergy Louisiana, Inc.                                5.83              11/01/2010                   996
    1,000      Entergy Mississippi, Inc.                              5.92               2/01/2016                   989

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $   838      FPL Energy National Wind, LLC(a)                       5.61%              3/10/2024              $    821
    2,000      FPL Group Capital, Inc.                                6.35              10/01/2066                 1,713
    1,000      FPL Group Capital, Inc.                                7.30               9/01/2067                   922
    1,000      Illinois Power Co.                                     6.13              11/15/2017                   954
    2,320      ITC Holdings Corp.(a)                                  5.25               7/15/2013                 2,271
    1,000      MidAmerican Energy Holdings Co.                        5.88              10/01/2012                 1,029
    1,000      MidAmerican Energy Holdings Co.                        5.80              10/15/2036                   912
    2,000      Monongahela Power Co.                                  7.36               1/15/2010                 2,051
    1,000      Nevada Power Co.                                       6.50               5/15/2018                 1,017
    1,000      New York State Electric & Gas Corp.                    5.50              11/15/2012                 1,004
    2,000      Northeast Utilities                                    5.65               6/01/2013                 1,992
      597      Oglethorpe Power Corp.                                 6.97               6/30/2011                   635
      898      Power Contract Financing, LLC(a)                       6.26               2/01/2010                   909
    1,000      PPL Capital Funding, Inc.                              6.70               3/30/2067                   853
    2,000      PPL Energy Supply, LLC                                 6.40              11/01/2011                 2,023
    1,000      PSI Energy, Inc.                                       6.05               6/15/2016                   996
    1,000      Public Service Co. of Colorado                         7.88              10/01/2012                 1,109
    2,000      Public Service Co. of New Mexico                       7.95               5/15/2018                 2,033
    1,000      Public Service Co. of Oklahoma                         6.15               8/01/2016                   990
    1,000      Sierra Pacific Power Co.                               6.25               4/15/2012                 1,027
    1,000      Southern Power Co.                                     6.25               7/15/2012                 1,042
      993      Texas Competitive Electric Holding Co., LLC(f)         6.23              10/10/2014                   935
      993      Texas Competitive Electric Holding Co., LLC(f)         6.23              10/10/2014                   932
      913      Tristate General & Transport Association(a)            6.04               1/31/2018                   913
    1,000      Union Electric Co.                                     6.70               2/01/2019                 1,011
    1,000      Virginia Electric Power Co.                            5.40               1/15/2016                   979
                                                                                                                --------
                                                                                                                  43,619
                                                                                                                --------
               GAS UTILITIES (1.8%)
    2,000      AGL Capital Corp.                                      6.38               7/15/2016                 1,980
    2,000      Atmos Energy Corp.                                     6.35               6/15/2017                 1,966
    1,000      Centerpoint Energy Resources Corp.                     5.95               1/15/2014                   977
    1,000      Duke Capital Corp., LLC                                8.00              10/01/2019                 1,041
    1,000      Enbridge Energy Partners, LP                           4.75               6/01/2013                   961
    2,000      Enbridge Energy Partners, LP                           8.05              10/01/2037                 1,819
    1,000      Energy Transfer Partners, LP                           6.00               7/01/2013                 1,011
    2,000      Equitable Resources Foundation, Inc.                   6.50               4/01/2018                 2,006
    2,000      Michigan Consolidated Gas Co.                          5.00              10/01/2019                 1,863
    1,000      National Fuel Gas Co.                                  7.38               6/13/2025                   999
    1,000      Northern Natural Gas Co.(a)                            5.38              10/31/2012                 1,014
    1,000      Questar Pipeline Co.                                   5.83               2/01/2018                   998
    1,000      Southern Star Central Gas Pipeline, Inc.(a)            6.00               6/01/2016                   970
                                                                                                                --------
                                                                                                                  17,605
                                                                                                                --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES (1.1%)
  $ 2,000      Black Hills Corp.                                      6.50%              5/15/2013              $  1,969
    1,000      CenterPoint Energy, Inc.                               7.25               9/01/2010                 1,032
    1,000      Energy East Corp.                                      6.75               6/15/2012                 1,043
    1,000      NiSource Finance Corp.                                 6.40               3/15/2018                   958
    2,000      Puget Sound Energy, Inc.                               6.97               6/01/2067                 1,747
    2,000      Wisconsin Energy Corp.                                 6.25               5/15/2067                 1,681
    2,000      WPS Resources Corp.                                    6.11              12/01/2066                 1,620
                                                                                                                --------
                                                                                                                  10,050
                                                                                                                --------
               WATER UTILITIES (0.2%)
    2,000      American Water Capital Corp.                           6.09              10/15/2017                 1,922
                                                                                                                --------
               Total Utilities                                                                                    73,196
                                                                                                                --------
               Total Corporate Obligations (cost: $412,466)                                                      373,591
                                                                                                                --------

               EURODOLLAR AND YANKEE OBLIGATIONS (7.7%)
               CONSUMER STAPLES (0.1%)
               -----------------------
               FOOD RETAIL (0.1%)
      500      Ahold Finance U.S.A., Inc.                             6.25               5/01/2009                   507
                                                                                                                --------
               ENERGY (0.5%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
    1,000      Nakilat, Inc.(a)                                       6.07              12/31/2033                   859
    1,333      PEMEX Finance Ltd.                                     8.88              11/15/2010                 1,398
      550      PEMEX Finance Ltd.                                     9.03               2/15/2011                   576
    2,000      Trans-Canada Pipelines Ltd.                            6.35               5/15/2067                 1,693
                                                                                                                --------
                                                                                                                   4,526
                                                                                                                --------
               OIL & GAS DRILLING (0.1%)
      578      Delek & Avner-Yam Tethys Ltd.(a)                       3.97(c)            8/01/2013                   577
      578      Delek & Avner-Yam Tethys Ltd.(a)                       5.33               8/01/2013                   581
                                                                                                                --------
                                                                                                                   1,158
                                                                                                                --------
               Total Energy                                                                                        5,684
                                                                                                                --------

               FINANCIALS (6.4%)
               -----------------
               DIVERSIFIED BANKS (4.5%)
    2,000      Banco Nacional De Comercio Exterior SNC(a)             3.88               1/21/2009                 2,013
    1,000      Banco Santander(a)                                     5.38              12/09/2014                   978
    4,000      Barclays Bank plc (a),(e)                              5.93                       -(d)              3,167

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 3,000      BBVA International Preferred S.A. Unipersonal(a)       5.92%                      -(d)           $  2,291
    2,000      BNP Paribas(a)                                         5.19                       -(d)              1,720
    1,000      BOI Capital Funding Number 2, LP(a)                    5.57                       -(d)                671
    2,000      BOI Capital Funding Number 3, LP(a)                    6.11                       -(d)              1,408
    3,000      HBOS plc (a),(e)                                       5.38                       -(d)              2,540
    2,000      HSBC Capital Funding, LP(a)                            9.55                       -(d)              2,082
    4,000      Lloyds TSB Group plc(a)                                6.27                       -(d)              3,152
    3,000      Mizuho Capital Investment 1 Ltd.(a)                    6.69                       -(d)              2,529
    2,000      MUFG Capital Finance 1 Ltd.                            6.35                       -(d)              1,717
    3,000      National Capital Trust II(a)                           5.49                       -(d)              2,625
    2,000      Nordea Bank AB(a)                                      5.42                       -(d)              1,676
    2,000      Rabobank Capital Funding Trust III(a)                  5.25                       -(d)              1,679
    5,000      Royal Bank of Scotland Group plc                       7.64                       -(d)              4,183
    2,500      Skandinaviska Enskilda Banken AB(a)                    5.47                       -(d)              2,093
    3,000      Standard Chartered plc(a)                              6.41                       -(d)              2,400
    2,000      Sumitomo Mitsui Financial Group(a)                     6.08                       -(d)              1,641
    2,000      UFJ Finance Aruba AEC                                  8.75                       -(d)              2,002
    1,000      Westpac Capital Trust IV(a)                            5.26                       -(d)                820
                                                                                                                --------
                                                                                                                  43,387
                                                                                                                --------
               LIFE & HEALTH INSURANCE (0.2%)
    3,000      AXA S.A.(a)                                            6.46                       -(d)              2,415
                                                                                                                --------
               MULTI-LINE INSURANCE (0.4%)
    4,000      ING Capital Funding Trust III                          8.44                       -(d)              4,049
                                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    3,000      ZFS Finance USA Trust II(a)                            6.45              12/15/2065                 2,620
                                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (0.3%)
    1,000      Allied World Assurance Holdings Ltd.                   7.50               8/01/2016                   940
    3,000      Catlin Insurance Co. Ltd. (a)                          7.25                       -(d)              1,790
                                                                                                                --------
                                                                                                                   2,730
                                                                                                                --------
               REGIONAL BANKS (0.2%)
    1,000      Credit Agricole S.A.(a)                                6.64                       -(d)                791
    2,000      Glitnir Banki hf(a)                                    7.45                       -(d)              1,141
                                                                                                                --------
                                                                                                                   1,932
                                                                                                                --------
               REINSURANCE (0.4%)
    1,000      Max USA Holdings Ltd.(a)                               7.20               4/14/2017                 1,014
    2,000      Montpelier Re Holdings Ltd.                            6.13               8/15/2013                 1,957

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 1,000      Platinum Underwriters Finance, Inc.                    7.50%              6/01/2017              $    941
                                                                                                                --------
                                                                                                                   3,912
                                                                                                                --------
               SPECIALIZED FINANCE (0.1%)
    1,000      QBE Capital Funding II, LP(a)                          6.80                       -(d)                825
                                                                                                                --------
               Total Financials                                                                                   61,870
                                                                                                                --------
               INDUSTRIALS (0.4%)
               ------------------
               BUILDING PRODUCTS (0.2%)
    2,000      CRH America, Inc.                                      6.00               9/30/2016                 1,779
                                                                                                                --------
               INDUSTRIAL CONGLOMERATES (0.1%)
    1,000      Siemens Financieringsmat(a)                            6.13               8/17/2026                   942
                                                                                                                --------
               RAILROADS (0.1%)
    1,000      Kansas City Southern de Mexico, S.A. de C.V.           9.38               5/01/2012                 1,038
                                                                                                                --------
               Total Industrials                                                                                   3,759
                                                                                                                --------

               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
    1,000      Brascan Corp.                                          8.13              12/15/2008                 1,007
    2,000      Glencore Funding, LLC(a)                               6.00               4/15/2014                 1,916
                                                                                                                --------
               Total Materials                                                                                     2,923
                                                                                                                --------
               Total Eurodollar and Yankee Obligations (cost: $86,062)                                            74,743
                                                                                                                --------

               ASSET-BACKED SECURITIES (11.8%)

               FINANCIALS (11.8%)
               ------------------
               ASSET-BACKED FINANCING (11.8%)
    1,084      Aerco Ltd.(a)                                          2.98(c)            7/15/2025                 1,087
    3,000      AESOP Funding II, LLC(a)                               3.01(c)            3/20/2012                 2,516
      734      Airport Airplanes(g)                                   2.83(c)            3/15/2019                   676
    3,000      American Express Credit Account Master Trust(a)        2.81(c)            9/15/2016                 2,421
      609      AmeriCredit Automobile Receivables Trust               5.31               1/06/2011                   609
    5,000      AmeriCredit Automobile Receivables Trust               6.96              10/14/2014                 4,674
    6,000      ARG Funding Corp.(a)                                   4.29               4/20/2011                 5,607
    2,000      Banc of America Securities Auto Trust                  5.51               2/19/2013                 1,963
    4,000      Bank One Issuance Trust(e)                             4.77               2/16/2016                 3,414

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Cabela's Credit Card Master Note Trust(a)              5.26%             10/15/2014              $  2,020
    3,000      Capital One Auto Finance Trust                         5.03               4/15/2012                 2,912
    2,605      Capital One Auto Finance Trust                         5.13               4/16/2012                 2,455
    2,000      Capital One Auto Finance Trust (INS)                   4.71               6/15/2012                 1,876
    1,000      Capital One Auto Finance Trust                         2.49(c)            5/15/2013                   870
    3,000      Capital One Multi-asset Execution Trust                6.00               8/15/2013                 2,898
      921      Carmax Auto Owner Trust                                5.30               3/15/2010                   924
    2,000      Caterpillar Financial Asset Trust                      4.94               4/25/2014                 2,011
    3,000      CenterPoint Energy Transition Bond Co., LLC            4.19               2/01/2020                 2,906
    2,000      Citibank Credit Card Issuance Trust                    4.40               9/15/2010                 2,003
    2,000      Citibank Credit Card Issuance Trust                    4.95              10/25/2010                 2,005
    1,000      Citibank Credit Card Issuance Trust                    6.95               2/18/2014                   979
    4,000      Citibank Credit Card Issuance Trust                    7.75               6/20/2014                 3,775
    1,000      Citibank Credit Card Issuance Trust                    5.50               3/24/2017                   827
      870      CPS Auto Receivables Trust(a)                          5.32               8/15/2010                   869
    5,000      CPS Auto Receivables Trust (INS)                       6.48               7/15/2013                 4,760
    2,000      Credit Acceptance Auto Dealer Loan Trust               6.16               4/15/2013                 1,936
    1,000      Detroit Edison                                         6.19               3/01/2013                 1,035
    2,000      GE Capital Credit Card Master Note Trust               2.57(c)            9/15/2012                 1,919
    2,000      GE Capital Credit Card Master Note Trust               2.73(c)            3/15/2013                 1,817
    2,000      Hertz Vehicle Financing, LLC(a)                        5.01               2/25/2011                 1,933
    2,000      Hertz Vehicle Financing, LLC(a)                        5.08              11/25/2011                 1,883
    2,000      Hertz Vehicle Financing, LLC                           5.08              11/25/2011                 1,873
    3,000      HSBC Automotive Trust                                  4.94              11/19/2012                 3,025
    5,000      Huntington Auto Trust(a)                               4.81               4/16/2012                 4,974
    2,000      Hyundai Auto Receivables Trust                         5.48              11/17/2014                 2,009
    1,162      Long Beach Auto Receivables Trust                      5.15              11/15/2010                 1,163
    3,020      MBNA Master Credit Card Note Trust(a)                  6.65               8/15/2011                 3,043
    2,000      MBNA Master Credit Card Note Trust                     6.80               7/15/2014                 1,955
    2,000      Nissan Auto Receivables Owner Trust                    4.28               6/16/2014                 1,974
    3,000      Nissan Auto Receivables Owner Trust                    4.92              11/17/2014                 2,992
    5,000      Rental Car Finance Corp.(a)                            2.60(c)            7/25/2013                 3,954
    5,000      Santander Drive Auto Receivables Trust                 5.05               9/15/2011                 4,922
    2,000      Triad Auto Receivables Owners Trust                    5.30              10/12/2011                 1,990
    2,480      Trinity Rail Leasing, LP (INS)(g)                      5.27               8/14/2027                 1,664
    1,836      Trinity Rail Leasing, LP(a)                            5.90               5/14/2036                 1,230
    3,716      USXL Funding, LLC (INS)(a)                             5.38               4/15/2014                 3,483
    3,000      Wachovia Auto Owner Trust                              5.35               3/20/2014                 3,013
    3,000      WFS Financial Owner Trust                              4.76               5/17/2013                 2,708
                                                                                                                --------
               Total Financials                                                                                  113,552
                                                                                                                --------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
               INDUSTRIALS (0.0%)
               ------------------
               AIRLINES (0.0%)
  $   419      United Airlines, Inc.                                  7.78%              1/01/2014              $    418
                                                                                                                --------
               Total Asset-Backed Securities (cost: $117,112)                                                    113,970
                                                                                                                --------

               COMMERCIAL MORTGAGE SECURITIES (21.9%)

               FINANCIALS (21.9%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (21.3%)
      870      Banc of America Commercial Mortgage, Inc.              6.56               4/11/2037                   852
    1,000      Banc of America Commercial Mortgage, Inc.              5.26              11/10/2042                   866
    1,000      Banc of America Commercial Mortgage, Inc.              5.26              11/10/2042                   885
    3,000      Banc of America Commercial Mortgage, Inc.              4.77               7/10/2043                 2,544
    4,000      Banc of America Commercial Mortgage, Inc.(e)           5.91(c)            5/10/2045                 3,932
      974      Banc of America Commercial Mortgage, Inc.(a)           5.50(c)            9/10/2047                   751
    2,000      Banc of America Commercial Mortgage, Inc.              6.20               2/10/2051                 1,824
    1,500      Bear Stearns Commercial Mortgage
                  Securities, Inc.(a)                                 6.00               6/16/2030                 1,365
    3,000      Bear Stearns Commercial Mortgage
                  Securities, Inc.                                    5.63(c)            4/12/2038                 2,931
    1,426      Bear Stearns Commercial Mortgage
                  Securities, Inc.                                    4.00               3/13/2040                 1,388
    2,000      Bear Stearns Commercial Mortgage
                  Securities, Inc.                                    5.53(c)           10/12/2041                 1,924
    2,000      Bear Stearns Commercial Mortgage
                  Securities, Inc.                                    4.82               2/13/2042                 1,921
    4,000      Chase Commercial Mortgage Securities Corp.             7.73               1/15/2032                 4,136
      668      Chase Commercial Mortgage Securities Corp.             7.76               4/15/2032                   690
    1,963      Chase Commercial Mortgage Securities Corp.             7.32              10/15/2032                 2,028
    2,000      Citigroup Commercial Mortgage Trust                    5.40(c)            7/15/2044                 1,739
    2,000      Citigroup Commercial Mortgage Trust(a)                 4.83               9/20/2051                 1,777
    2,000      Commercial Mortgage Trust                              7.64              11/17/2032                 2,136
    3,000      Commercial Mortgage Trust                              4.58              10/15/2037                 2,889
    3,992      Commercial Mortgage Trust(a)                           4.02               3/03/2041                 3,441
    3,000      Commercial Mortgage Trust                              5.12               6/10/2044                 2,828
    3,000      Credit Suisse First Boston Mortgage
                  Securities Corp.(a)                                 6.65              12/18/2035                 3,078
    2,340      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    4.30               7/15/2036                 2,330
    2,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    4.92               4/15/2037                 1,718

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 3,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    5.10%              8/15/2038              $  2,917
    1,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    4.82              10/15/2039                   852
    1,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    7.17               5/17/2040                 1,034
    2,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    5.23              12/15/2040                 1,528
    2,000      Deutsche Mortgage & Asset Receiving Corp.              7.50               6/15/2031                 2,063
    1,000      Diversified REIT(a)                                    6.97               3/08/2010                 1,026
    2,000      Diversified REIT(a)                                    6.78               3/18/2011                 2,014
    3,581      DLJ Commercial Mortgage Corp.                          7.30               6/10/2032                 3,637
    3,650      First Union National Bank-Chase Manhattan
                  Bank Commercial Mortgage Trust                      7.06               6/15/2031                 3,700
      629      G-Force, LLC(a)                                        4.39               8/22/2036                   592
    1,500      GE Capital Commercial Mortgage Corp.(a)                5.34              12/10/2037                 1,474
    1,000      GE Capital Commercial Mortgage Corp.                   5.51(c)           11/10/2045                   773
    2,000      Global Signal Trust(a)                                 5.59               2/15/2036                 1,994
    1,115      GMAC Commercial Mortgage Security, Inc.                7.07(c)            5/15/2033                 1,125
    1,000      GMAC Commercial Mortgage Security, Inc.                6.50               5/15/2035                 1,002
    1,500      GMAC Commercial Mortgage Security, Inc.                5.04(c)           12/10/2041                 1,161
    2,829      GMAC Commercial Mortgage Security, Inc.                4.81               5/10/2043                 2,411
    3,414      GS Mortgage Securities Corp. II(a)                     6.04               8/15/2018                 3,468
    2,000      GS Mortgage Securities Corp. II                        5.53               8/10/2038                 1,775
    1,642      GS Mortgage Securities Corp. II                        4.30               1/10/2040                 1,595
    5,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.(e)                                 4.82               9/12/2037                 4,904
    3,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    4.99               9/12/2037                 2,570
    2,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.49               4/15/2043                 1,943
    2,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.79               6/12/2043                 1,963
    5,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.(e)                                 5.42              12/12/2043                 4,799
    2,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.30(c)           12/15/2044                 1,745
    2,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.34(c)           12/15/2044                 1,900
    4,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.(e)                                 6.07(c)            4/15/2045                 3,957

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 1,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.37%              5/15/2045              $    960
    2,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    4.63               3/15/2046                 1,992
    1,000      LB-UBS Commercial Mortgage Trust(a)                    6.83               7/14/2016                 1,035
    4,000      LB-UBS Commercial Mortgage Trust                       4.58               8/15/2029                 3,907
    3,000      LB-UBS Commercial Mortgage Trust                       5.64(c)            3/15/2032                 2,933
    2,000      LB-UBS Commercial Mortgage Trust                       5.39               4/15/2040                 1,677
    3,000      Machine One Trust(a),(e)                               5.22               5/28/2040                 2,676
      218      Merrill Lynch Mortgage Investors, Inc.                 6.48              11/15/2026                   219
    3,122      Merrill Lynch Mortgage Investors, Inc.                 7.56              11/15/2031                 3,189
    2,000      Merrill Lynch Mortgage Trust                           5.24              11/12/2037                 1,740
    2,000      Merrill Lynch Mortgage Trust                           5.27(c)            7/12/2038                 1,688
    4,000      Merrill Lynch Mortgage Trust                           5.76               8/12/2043                 3,905
    2,000      Merrill Lynch Mortgage Trust                           5.56(c)            1/12/2044                 1,552
    2,000      Merrill Lynch Mortgage Trust                           6.27               2/12/2051                 1,613
    3,000      Merrill Lynch-Countrywide Commercial
                  Mortgage Trust                                      5.92(c)            6/12/2046                 2,529
    2,000      Merrill Lynch-Countrywide Commercial
                  Mortgage Trust                                      5.38(c)            7/12/2046                 1,922
    4,000      Morgan Stanley Capital I, Inc.                         5.97(c)            8/12/2041                 3,943
    4,600      Morgan Stanley Capital I, Inc.                         5.69               7/12/2044                 4,482
    3,445      Morgan Stanley Capital I, Inc.                         4.89               6/12/2047                 3,208
    5,000      Morgan Stanley Dean Witter Capital I, Inc.(a),(e)      5.13               5/24/2043                 4,271
    2,000      Morgan Stanley Dean Witter Capital I, Inc.             4.54               7/15/2056                 1,932
    3,000      Mortgage Capital Funding, Inc.                         7.20(c)            6/18/2030                 3,035
    2,000      Nationslink Funding Corp.(a)                           7.10(c)            1/20/2031                 1,987
    4,020      Nationslink Funding Corp.                              7.10               1/20/2031                 4,046
      808      Paine Weber Mortgage Acceptance Corp.                  6.82               6/15/2032                   811
    3,000      PNC Mortgage Acceptance Corp.                          7.51              12/10/2032                 3,093
    3,213      Prudential Securities Secured Financing Corp.          6.76               6/16/2031                 3,158
    1,000      SBA Commercial Mortgage-Backed Trust(a)                5.56              11/15/2036                   962
    2,076      Structured Asset Securities Corp.                      7.15              10/12/2034                 2,157
    2,000      Timberstar Trust(a)                                    5.75              10/15/2036                 1,895
   10,000      Wachovia Bank Commercial Mortgage Trust                5.00               7/15/2041                 9,975
    2,000      Wachovia Bank Commercial Mortgage Trust                5.08               3/15/2042                 1,892
    2,000      Wachovia Bank Commercial Mortgage Trust                4.81               4/15/2042                 1,931
    5,000      Wachovia Bank Commercial Mortgage Trust                5.62               7/15/2045                 4,962
    5,000      Wachovia Bank Commercial Mortgage Trust                5.50              10/15/2048                 4,937
                                                                                                                --------
                                                                                                                 206,109
                                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
               ESCROWED BONDS (0.3%)
  $ 1,000      GS Mortgage Securities Corp. II                        6.62%              5/03/2018              $  1,062
    2,000      Hilton Hotels Pool Trust(a)                            7.46              10/03/2015                 2,145
                                                                                                                --------
                                                                                                                   3,207
                                                                                                                --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
   30,362      Credit Suisse First Boston Mortgage Securities
                  Corp., acquired 8/30/2004; cost $1,314(a),(h)       0.84               1/15/2037                   653
   30,051      Credit Suisse First Boston Mortgage Securities
                  Corp., acquired 6/17/2003 & 12/05/2007;
                  cost $1,428(a),(h)                                  1.70               5/15/2038                   825
   20,758      Greenwich Capital Commercial Funding Corp.,
                  acquired 7/17/2003 & 8/13/2003;
                  cost $1,188(a),(h)                                  2.22               1/11/2035                   516
   65,667      GS Mortgage Securities Corp. II, acquired
                  5/13/2004; cost $988(a),(h)                         0.38               5/03/2018                   398
    8,488      LB-UBS Commercial Mortgage Trust, acquired
                  7/16/2003; cost $429(a),(h)                         0.68               4/15/2037                    94
   14,207      Morgan Stanley Dean Witter Capital I, Inc.,
                  acquired 1/23/2004; cost $773(a),(h)                0.91               9/13/2045                   303
                                                                                                                --------
                                                                                                                   2,789
                                                                                                                --------
               Total Financials                                                                                  212,105
                                                                                                                --------
               Total Commercial Mortgage Securities (cost: $217,840)                                             212,105
                                                                                                                --------

               U.S. GOVERNMENT AGENCY ISSUES (7.0%)(I)  COLLATERALIZED  MORTGAGE
               OBLIGATIONS (0.4%)
    2,000      Freddie Mac(+)                                         4.50               1/15/2029                 1,982
    1,004      Freddie Mac(+)                                         6.00               2/15/2013                 1,033
      859      Government National Mortgage Assn.                     6.00               3/20/2014                   865
                                                                                                                --------
                                                                                                                   3,880
                                                                                                                --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    5,701      Government National Mortgage Assn.                     1.76               7/16/2010                   144
                                                                                                                --------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (6.6%)
    9,395      Fannie Mae(+)                                          5.50              11/01/2037                 9,205
    4,981      Fannie Mae(+)                                          5.50               6/01/2038                 4,880
    9,715      Fannie Mae(+)                                          6.00               4/01/2037                 9,772
   18,942      Fannie Mae(+)                                          6.00              11/01/2037                19,052

34

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
  $ 4,839      Fannie Mae(+)                                          6.00%             11/01/2037              $  4,867
    5,000      Fannie Mae(+)                                          6.00               7/01/2038                 5,029
    5,000      Fannie Mae(+),(j)                                      6.00               8/01/2038                 5,028
    2,097      Freddie Mac(+)                                         5.00               9/01/2020                 2,069
    3,790      Freddie Mac(+)                                         5.50               4/01/2036                 3,712
                                                                                                                --------
                                                                                                                  63,614
                                                                                                                --------
               Total U.S. Government Agency Issues (cost: $68,225)                                                67,638
                                                                                                                --------

               U.S. TREASURY SECURITIES (3.2%)
               INFLATION-INDEXED NOTES (3.2%)
   29,873      2.38%, 1/15/2025(e) (cost: $29,808)                                                                31,105
                                                                                                                --------
               MUNICIPAL BONDS (4.4%)
               AIRPORT/PORT (0.4%)
    2,000      College Park (INS)                                     5.76               1/01/2015                 2,030
    2,025      Riverside (INS)                                        5.19               8/01/2017                 1,935
                                                                                                                --------
                                                                                                                   3,965
                                                                                                                --------
               APPROPRIATED DEBT (0.4%)
    1,860      Commonwealth Financing Auth. (INS)                     5.63               6/01/2023                 1,949
    1,610      Reeves County (INS)                                    5.75               3/01/2012                 1,601
                                                                                                                --------
                                                                                                                   3,550
                                                                                                                --------
               CASINOS & GAMING (0.5%)
    1,000      Mashantucket (Western) Pequot Tribe(a)                 5.91               9/01/2021                   887
    3,700      Seneca Nation of Indians Capital Improvements Auth.    6.75              12/01/2013                 3,604
                                                                                                                --------
                                                                                                                   4,491
                                                                                                                --------
               EDUCATION (0.3%)
    2,000      California State Univ. (INS)                           5.27              11/01/2017                 2,023
    1,000      Univ. of Oklahoma                                      5.25              11/01/2019                   985
                                                                                                                --------
                                                                                                                   3,008
                                                                                                                --------
               ELECTRIC/GAS UTILITIES (0.1%)
    1,000      North Carolina Eastern Municipal Power Agency          5.23                1/01/2011                1,013
                                                                                                                --------
               GENERAL OBLIGATION (0.4%)
    1,000      Bucks County (INS)                                     3.94              12/15/2008                 1,001
    2,000      King County                                            4.32              12/01/2010                 2,012
    1,000      Riverside (INS)                                        4.21               2/15/2011                   990
                                                                                                                --------
                                                                                                                   4,003
                                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
               HOSPITAL (0.3%)
  $ 1,000      Medical Univ. (INS)                                    5.01%              2/15/2015              $    962
    1,435      New Jersey Health Care Facilities
                  Financing Auth.                                     5.10               3/01/2010                 1,462
                                                                                                                --------
                                                                                                                   2,424
                                                                                                                --------
               MULTIFAMILY HOUSING (0.1%)
    1,080      American Eagle Northwest LLC                           4.97              12/15/2018                 1,071
                                                                                                                --------
               NURSING/CCRC (0.2%)
    2,000      California Statewide Communities
                  Development Auth. (INS)                             5.59               2/01/2015                 1,884
                                                                                                                --------
               OIL & GAS REFINING & MARKETING (0.1%)
    1,000      Harris County                                          5.68               3/01/2023                 1,001
                                                                                                                --------
               SALES TAX (0.2%)
    2,500      Sales Tax Asset Receivable Corp.                       4.76              10/15/2015                 2,385
                                                                                                                --------
               SPECIAL ASSESSMENT/TAX/FEE (1.2%)
    2,000      Charlotte                                              5.35              12/01/2010                 2,034
    2,780      Charlotte                                              5.37              12/01/2011                 2,869
    2,805      Erie County Tobacco Asset Securitization Corp.         6.00               6/01/2028                 2,407
    1,000      New York State Environmental Facilities
                  Corp. (INS)                                         4.02              12/15/2009                   996
    1,000      New York State Housing Finance Agency                  5.19               9/15/2011                 1,012
    2,000      New York State Urban Development Corp. (INS)           4.38              12/15/2011                 1,974
                                                                                                                --------
                                                                                                                  11,292
                                                                                                                --------
               WATER/SEWER UTILITY (0.2%)
    2,000      Escondido Joint Powers Financing Auth. (INS)           5.53               9/01/2018                 1,971
                                                                                                                --------
               Total Municipal Bonds (cost: $42,691)                                                              42,058
                                                                                                                --------
NUMBER OF
   SHARES
---------

               PREFERRED SECURITIES (1.8%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   30,000      Dairy Farmers of America, Inc., 7.88%,
                  cumulative redeemable, perpetual(a)                                                              2,413
                                                                                                                --------

36

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL
   AMOUNT                                                                                                         MARKET
  $(000)/                                                                                                          VALUE
   SHARES      SECURITY                                                                                            (000)
------------------------------------------------------------------------------------------------------------------------
               FINANCIALS (1.1%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
   50,000      HSBC Holdings, 6.20%, perpetual                                                                  $  1,030
                                                                                                                --------
               LIFE & HEALTH INSURANCE (0.2%)
  100,000      Delphi Financial Group, Inc., 7.38%, 5/01/2067                                                      1,803
                                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (0.2%)
   20,000      Axis Capital Holdings Ltd., 7.50%, perpetual                                                        1,614
   $1,000      White Mountains Re Group, 7.51%, perpetual(a)                                                         764
                                                                                                                --------
                                                                                                                   2,378
                                                                                                                --------
               REINSURANCE (0.4%)
    2,000      Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                                                 1,250
   $3,000      Swiss Re Capital I LP, 6.85%, perpetual(a)                                                          2,576
                                                                                                                --------
                                                                                                                   3,826
                                                                                                                --------
               REITs - INDUSTRIAL (0.1%)
   30,000      AMB Property Corp., 7.00%, cumulative
                  redeemable, perpetual                                                                              609
                                                                                                                --------
               REITs - SPECIALIZED (0.1%)
   40,000      Public Storage, Inc., 7.00%, perpetual                                                                848
                                                                                                                --------
               Total Financials                                                                                   10,494
                                                                                                                --------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,000      Centaur Funding Corp., 9.08%(a)                                                                     1,994
                                                                                                                --------
               U.S. GOVERNMENT (0.3%)(I)
               -------------------------
   80,000      Fannie Mae, 8.25%, perpetual(+)                                                                     1,352
   80,000      Freddie Mac, 8.38%, perpetual(+)                                                                    1,365
                                                                                                                --------
               Total U.S. Government                                                                               2,717
                                                                                                                --------
               Total Preferred Securities (cost: $22,395)                                                         17,618
                                                                                                                --------

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

PRINCIPAL                                                                                                         MARKET
   AMOUNT                                                           COUPON                                         VALUE
    (000)      SECURITY                                               RATE                MATURITY                 (000)
------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (3.9%)

               COMMERCIAL PAPER (1.7%)
               FINANCIALS (1.7%)
               -----------------
               DIVERSIFIED CAPITAL MARKETS (1.7%)
  $16,422      UBS Finance Delaware, LLC                              2.03%              8/01/2008              $ 16,422
                                                                                                                --------
               VARIABLE-RATE DEMAND NOTES (2.2%)

               FINANCIALS (0.5%)
               -----------------
               DIVERSIFIED BANKS (0.5%)
    5,000      Puerto Rico Commonwealth Government
                  Development Bank (LIQ)(INS)                         5.00              12/01/2015                 5,000
                                                                                                                --------
               MUNICIPAL BONDS (1.4%)
               ----------------------
               TOLL ROADS (1.1%)
   10,000      Bay Area Toll Auth. (INS)(LIQ)                         7.00               4/01/2039                10,000
                                                                                                                --------
               WATER/SEWER UTILITY (0.3%)
    3,155      Harrisburg Auth. (INS)(NBGA)                           7.00               7/15/2029                 3,155
                                                                                                                --------
               Total Municipal Bonds                                                                              13,155
                                                                                                                --------
               UTILITIES (0.3%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
    3,000      Gulf Coast IDA Auth.                                   6.00               5/01/2039                 3,000
                                                                                                                --------
               Total Variable-Rate Demand Notes                                                                   21,155
                                                                                                                --------
               Total Money Market Instruments (cost: $37,577)                                                     37,577
                                                                                                                --------

               TOTAL INVESTMENTS (COST: $1,034,176)                                                             $970,405
                                                                                                                ========

38

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USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.1% of net assets at July 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             IDA       Industrial Development Authority/Agency
             REIT      Real estate investment trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., ACA Financial Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Corp., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital

40

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

                       Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from either Bayerische Landesbank or Credit Suisse.
             (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Municipal Securities Purchase, Inc.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2008.

         (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         (e) At July 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (f) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

         (g) Security was fair valued at July 31, 2008, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2008, was $2,789,000, which represented 0.3% of the Fund's net assets.

         (i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (j) At July 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $5,028,000.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

ASSETS
  Investments in securities, at market value (cost of $1,034,176)           $  970,405
  Cash                                                                              17
  Receivables:
     Capital shares sold                                                         1,174
     USAA Investment Management Company (Note 5C)                                  298
     USAA Transfer Agency Company (Note 5D)                                         10
     Dividends and interest                                                     10,409
  Variation margin on futures contracts                                            766
                                                                            ----------
        Total assets                                                           983,079
                                                                            ----------
LIABILITIES
  Payables:
     Securities purchased                                                       15,037
     Capital shares redeemed                                                       872
     Dividends on capital shares                                                   462
  Accrued management fees                                                          238
  Accrued transfer agent's fees                                                     63
  Other accrued expenses and payables                                               99
                                                                            ----------
        Total liabilities                                                       16,771
                                                                            ----------
           Net assets applicable to capital shares outstanding              $  966,308
                                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $1,035,584
  Accumulated net realized loss on investments and futures
     transactions                                                               (5,505)
  Net unrealized depreciation of investments                                   (63,771)
                                                                            ----------
           Net assets applicable to capital shares outstanding              $  966,308
                                                                            ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                              103,699
                                                                            ==========
  Net asset value, redemption price, and offering price per share           $     9.32
                                                                            ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
  Dividends                                                            $  1,087
  Interest                                                               50,052
                                                                       --------
     Total income                                                        51,139
                                                                       --------
EXPENSES
  Management fees                                                         2,467
  Administration and servicing fees                                       1,251
  Transfer agent's fees                                                   1,544
  Custody and accounting fees                                               182
  Postage                                                                    90
  Shareholder reporting fees                                                 47
  Trustees' fees                                                             10
  Registration fees                                                          72
  Professional fees                                                          69
  Other                                                                      19
                                                                       --------
     Total expenses                                                       5,751
  Expenses paid indirectly                                                  (21)
  Expenses reimbursed                                                      (329)
                                                                       --------
     Net expenses                                                         5,401
                                                                       --------
NET INVESTMENT INCOME                                                    45,738
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain (loss) on:
     Investments                                                           (327)
     Futures transactions                                                   731
  Change in net unrealized appreciation/depreciation of investments     (51,903)
                                                                       --------
        Net realized and unrealized loss                                (51,499)
                                                                       --------
Decrease in net assets resulting from operations                       $ (5,761)
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
YEARS ENDED JULY 31,

                                                                      2008         2007
                                                                 ----------------------
FROM OPERATIONS
  Net investment income                                          $  45,738    $  27,832
  Net realized gain (loss) on investments                             (327)         644
  Net realized gain on futures transactions                            731          421
  Change in net unrealized appreciation/depreciation
     of investments                                                (51,903)      (3,451)
  Change in net unrealized appreciation/depreciation
     of futures contracts                                                -          (77)
                                                                 ----------------------
     Increase (decrease) in net assets resulting
        from operations                                             (5,761)      25,369
                                                                 ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (45,740)     (27,834)
                                                                 ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        503,392      377,239
  Reinvested dividends                                              40,514       24,182
  Cost of shares redeemed                                         (229,030)    (129,935)
                                                                 ----------------------
     Increase in net assets from capital share transactions        314,876      271,486
                                                                 ----------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 5D)                                                  10            -
                                                                 ----------------------
  Net increase in net assets                                       263,385      269,021

NET ASSETS
  Beginning of year                                                702,923      433,902
                                                                 ----------------------
  End of year                                                    $ 966,308    $ 702,923
                                                                 ======================
Accumulated undistributed net investment income:
  End of year                                                    $      -     $       2
                                                                 ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       51,658       37,738
  Shares issued for dividends reinvested                             4,175        2,420
  Shares redeemed                                                  (23,479)     (13,029)
                                                                 ----------------------
     Increase in shares outstanding                                 32,354       27,129
                                                                 ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

                 recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Futures are valued  based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of July 31, 2008, the Fund did not invest in any futures contracts.

           C. FEDERAL   TAXES  -  The  Fund's  policy  is  to  comply  with  the
              requirements of the Internal Revenue Code applicable to

48

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

              regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for
              the  Fund  were   $5,037,000,   all  of  which  were   when-issued
              securities.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

              reduce the Fund's expenses. For the year ended July 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $21,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share

50

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 2.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2008, and 2007, was as follows:

                                               2008                   2007
                                           ----------------------------------
Ordinary income*                           $45,740,000            $27,834,000

        *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $    462,000
Accumulated capital and other losses                                (5,505,000)
Unrealized depreciation                                            (63,771,000)

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2008, the Fund utilized capital loss carryovers of $144,000 to offset capital gains. At July 31, 2008, the Fund had capital loss carryovers of $5,505,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2010 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                     ---------------------------------------
                       EXPIRES                      BALANCE
                     ----------                   ----------
                         2010                     $5,465,000
                         2014                         40,000
                                                  ----------
                                       Total      $5,505,000
                                                  ==========

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- likely-than-not threshold would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

52

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2008, were $466,360,000 and $168,881,000, respectively.

         As of July 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $1,034,176,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2008, for federal income tax purposes, were $4,735,000 and $68,506,000, respectively, resulting in net unrealized depreciation of $63,771,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the year ended July 31, 2008, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

              performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $2,467,000, which is net of a performance adjustment of $(186,000) that decreased the effective base management fee of 0.32% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's

54

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

              average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,251,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $12,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.65% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2008, the Fund incurred reimbursable expenses of $329,000, of which $298,000 was receivable from the Manager.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,544,000. Additionally, the Fund recorded a receivable from SAS of $10,000 at July 31, 2008, for adjustments related to corrections to shareholder transactions.

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------
         During the year ended July 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                              COST TO         NET REALIZED
              SELLER                   PURCHASER             PURCHASER       GAIN TO SELLER
         ----------------------------------------------------------------------------------
         USAA High-Yield          USAA Intermediate-Term     $13,499,000        $959,000
           Opportunities Fund        Bond Fund

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, "FAIR VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.
              As of July 31,

56

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

              2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           B. SFAS No. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           C. SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS
              161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED JULY 31,
                                             ------------------------------------------------------------------------------
                                                 2008              2007            2006                2005            2004
                                             ------------------------------------------------------------------------------
Net asset value at
    beginning of period                      $   9.85          $   9.81        $  10.13            $  10.14        $  10.15
                                             ------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                         .53               .50             .48                 .47             .47
    Net realized and
        unrealized gain (loss)                   (.53)              .04(a)         (.32)               (.01)           (.01)
                                             ------------------------------------------------------------------------------
Total from investment operations                  .00(c)            .54             .16                 .46             .46
                                             ------------------------------------------------------------------------------
Less distributions from:
    Net investment income                        (.53)             (.50)           (.48)               (.47)           (.47)
                                             ------------------------------------------------------------------------------
Net asset value at end of period             $   9.32          $   9.85        $   9.81            $  10.13        $  10.14
                                             ==============================================================================
Total return (%)*                                (.08)             5.56            1.62                4.60            4.55
Net assets at end of period (000)            $966,308          $702,923        $433,902            $359,073        $284,846
Ratios to average net assets:**
    Expenses (%)(b)                               .65               .65             .65                 .65             .65
    Expenses, excluding
        reimbursements (%)(b)                     .69               .74             .79                 .74             .73
    Net investment income (%)                    5.48              5.06            4.69                4.47            4.46
Portfolio turnover (%)                             21                28              30                  42              24

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the year ended July 31, 2008, average net assets were  $835,296,000.
(a) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the portfolio.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.

58

 E X P E N S E
===============-----------------------------------------------------------------
                EXAMPLE (unaudited)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
===============-----------------------------------------------------------------
                EXAMPLE (unaudited)
                (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE        FEBRUARY 1, 2008 -
                                FEBRUARY 1, 2008       JULY 31, 2008          JULY 31, 2008
                                --------------------------------------------------------------
Actual                             $1,000.00            $ 970.30                  $3.18
Hypothetical
  (5% return before expenses)       1,000.00             1,021.63                  3.27

         *Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (2.97)% for the six-month period of February 1, 2008, through July 31, 2008.

60

  A D V I S O R Y
=================---------------------------------------------------------------
                   AGREEMENT (unaudited)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         At a meeting of the Board of Trustees (the "Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process

  A D V I S O R Y
=================---------------------------------------------------------------
                   AGREEMENT (unaudited)
                  (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation

62

  A D V I S O R Y
=================---------------------------------------------------------------
                   AGREEMENT (unaudited)
                  (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment

  A D V I S O R Y
=================---------------------------------------------------------------
                   AGREEMENT (unaudited)
                  (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         as well as any fee waivers or reimbursements - was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2007, was above the average of its performance universe and was below its Lipper index for the three-year period ended December 31, 2007, and was above the average of its performance universe and its Lipper index for the five-year period ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2007, in the top 50% of its performance universe for the three-year period ended December 31, 2007, and in the top 30% of its

64

  A D V I S O R Y
=================---------------------------------------------------------------
                   AGREEMENT (unaudited)
                  (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         performance universe for the five-year period ended December 31, 2007. The Board also noted the Fund's Morningstar rating. The Board took into account management's discussion of the Fund's performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints at specified asset levels, which allows the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund

  A D V I S O R Y
=================---------------------------------------------------------------
                   AGREEMENT (unaudited)
                  (continued)

USAA INTERMEDIATE-TERM BOND FUND
JULY 31, 2008

         may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

66

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse
         H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         (+)  MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1)  INDICATES  THOSE  OFFICERS WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
              MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

70

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    Learn More Online Now
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                      (8722)    Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------

   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40050-0908                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09/25/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/26/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/26/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.